united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number: 811-22436

EntrepreneurShares Series Trust
(Exact name of registrant as specified in charter)

175 Federal Street, Suite #875 Boston, MA	02110
(Address of principal executive offices)	(Zip code)

Dr. Joel M. Shulman
175 Federal Street, Suite #875
Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code:	617-917-2605

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2024

Item 1. Reports to Stockholders.

(a)

ERShares Entrepreneurs ETF

(XOVR) NYSEArca, Inc.

Annual Shareholder Report - June 30, 2024

Fund Overview

This annual shareholder report contains important information about ERShares Entrepreneurs ETF (the "Fund") for the period of July 1, 2023 through June 30, 2024.  You can find additional information about the Fund at https://entrepreneurshares.com/investor-resources/. You can also request this information by contacting us at 877-271-8811.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ERShares Private-Public Crossover ETF	$75	0.75%

How did the Fund perform during the reporting period?

As of June 30, 2024, ENTR delivered a one year performance of 27.33%. During the same period, the S&P 500® Index had a return of 24.56% .

The Fund's performance reflects the market conditions which were favorable to large cap stocks, particularly the Magnificent Seven. The Fund has been underweight on Magnificent Seven stocks relative to the benchmark due to concentration risks. This strategy enabled us to have strong relative performance in the first quarter of 2024, in which heavy Index weights such as Apple, Inc. and Tesla, Inc. faltered. A strong return to performance by these Magnificent Seven stocks prevented the Fund from finishing on a strong note, though we remain convinced that our strategy will ultimately prevail. While the second half of 2023 was favorable to US Large Cap Growth Stocks, concerns about continuing inflation and questions surrounding potential Federal Reserve actions on interest rates were not favorable to US growth stock performance. Despite these challenges, the Fund has stuck to its strategy and has focused on being overweight in Large Cap US growth companies with expanding margins.

Looking ahead, we remain committed to our growth oriented investment strategy, focusing on US companies that we believe are poised to deliver strong growth in a favorable interest rate environment. We believe that this approach will continue to deliver strong results for our shareholders.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

ERShares Private-Public Crossover ETF - NAV
Russell 1000® Growth Index
S&P 500® Index
$30,000
$20,000
$10,000
$0
$29,863
$23,652
$18,081
11/06/17
06/30/18
06/30/19
06/30/20
06/30/21
06/30/22
06/30/23
06/30/24

	ERShares Private-Public Crossover ETF - NAV	Russell 1000® Growth Index	S&P 500® Index
11/06/17	$10,000	$10,000	$10,000
06/30/18	$11,730	$11,057	$10,629
06/30/19	$12,094	$12,335	$11,736
06/30/20	$14,636	$15,207	$12,617
06/30/21	$19,321	$21,669	$17,764
06/30/22	$11,005	$17,601	$15,878
06/30/23	$14,200	$22,372	$18,989
06/30/24	$18,081	$29,863	$23,652

Average Annual Total Returns

	1 Year	5 years	Since Inception (November 6, 2017)
ERShares Private-Public Crossover ETF - NAV	27.33%	8.38%	9.32%
ERShares Private-Public Crossover ETF - Market Price	27.29%	8.41%	9.33%
Russell 1000® Growth Index	33.48%	19.34%	17.89%
S&P 500® Index	24.56%	15.05%	13.83%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

What did the Fund invest in?

Sector Weighting (% of net assets)

Technology
45.9%
Communications
23.4%
Consumer Discretionary
13.2%
Health Care
12.3%
Industrials
2.6%
Energy
2.4%
Other Assets in Excess of Liabilities
0.2%

Value	Value
Other Assets in Excess of Liabilities	0.2%
Energy	2.4%
Industrials	2.6%
Health Care	12.3%
Consumer Discretionary	13.2%
Communications	23.4%
Technology	45.9%

Fund Statistics

Net Assets	$84,780,232
Number of Portfolio Holdings	28
Advisory Fee	$525,671
Portfolio Turnover	360%

Top Holdings (% of net assets)

Holding Name	% of Net Assets
NVIDIA Corp.	8.7%
Alphabet, Inc., Class A	6.4%
Amazon.com, Inc.	5.7%
Meta Platforms, Inc., Class A	5.1%
Oracle Corp.	4.9%
Arista Networks, Inc.	4.1%
Crowdstrike Holdings, Inc., Class A	4.1%
Regeneron Pharmaceuticals, Inc.	4.0%
Super Micro Computer, Inc.	3.7%
Salesforce.com, Inc.	3.6%

Material Fund Changes

No material changes occurred during the year ended June 30, 2024.

ERShares Entrepreneurs ETF

Annual Shareholder Report - June 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://entrepreneurshares.com/investor-resources/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063024-XOVR

ERShares Global Entrepreneurs

Institutional Class (ENTIX)

Annual Shareholder Report - June 30, 2024

Fund Overview

This annual shareholder report contains important information about ERShares Global Entrepreneurs (the "Fund") for the period of July 1, 2023 through June 30, 2024.  You can find additional information about the Fund at https://entrepreneurshares.com/investor-resources/. You can also request this information by contacting us at 877-271-8811.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$98	0.98%

How did the Fund perform during the reporting period?

As of June 30, 2024, ENTIX delivered a one year performance of 20.97%. During the same period, the S&P 500® Index returned 24.56% .

The Fund's performance reflects the market conditions which were favorable to large cap stocks, particularly the Magnificent Seven. The Fund has been overweight on US stocks due to global turbulent markets. While the second half of 2023 were favorable to US stocks, concerns about continuing inflation and questions surrounding potential Federal Reserve actions on interest rates were not favorable to longer duration US stock equities performance. Despite these challenges, the Fund has stuck to its strategy and has focused on being overweight in US companies with strong growth and expanding margins.

Looking ahead, we remain committed to our growth oriented investment strategy, focusing on US companies that we believe are poised to deliver strong growth in a favorable interest rate environment. We believe that this approach will continue to deliver strong results for our shareholders.

How has the Fund performed over the last 10 years?

Total Return Based on $10,000 Investment

ERShares Global Entrepreneurs
S&P 500® Index
MSCI World Index
$40,000
$30,000
$20,000
$10,000
$0
$33,521
$24,021
$19,502
Jun-2014
Jun-2015
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024

	ERShares Global Entrepreneurs	S&P 500® Index	MSCI World Index
Jun-2014	$10,000	$10,000	$10,000
Jun-2015	$10,349	$10,742	$10,143
Jun-2016	$10,064	$11,171	$9,861
Jun-2017	$12,484	$13,170	$11,655
Jun-2018	$14,812	$15,064	$12,948
Jun-2019	$14,976	$16,633	$13,767
Jun-2020	$16,445	$17,881	$14,159
Jun-2021	$23,455	$25,175	$19,687
Jun-2022	$14,297	$22,503	$16,864
Jun-2023	$16,121	$26,912	$19,986
Jun-2024	$19,502	$33,521	$24,021

Average Annual Total Returns

	1 Year	5 Years	10 Years
ERShares Global Entrepreneurs	20.97%	5.42%	6.91%
S&P 500® Index	24.56%	15.05%	12.86%
MSCI World Index	20.19%	11.78%	9.16%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

What did the Fund invest in?

Sector Weighting (% of net assets)

Technology
35.7%
Communications
18.6%
Health Care
11.4%
Consumer Discretionary
10.6%
Financials
7.7%
Money Market Funds
4.7%
Industrials
3.3%
Consumer Staples
2.5%
Utilities
2.3%
Materials
1.8%
Energy
1.4%

Value	Value
Energy	1.4%
Materials	1.8%
Utilities	2.3%
Consumer Staples	2.5%
Industrials	3.3%
Money Market Funds	4.7%
Financials	7.7%
Consumer Discretionary	10.6%
Health Care	11.4%
Communications	18.6%
Technology	35.7%

Fund Statistics

Net Assets	$35,441,736
Number of Portfolio Holdings	60
Advisory Fee (net of waivers)	$380,150
Portfolio Turnover	208%

Top Holdings (% of net assets)

Holding Name	% of Net Assets
NVIDIA Corp.	5.5%
Fidelity Investments Money Market Treasury Only Portfolio, Class I	4.7%
Meta Platforms, Inc., Class A	4.2%
Alphabet, Inc., Class A	3.3%
MercadoLibre, Inc.	2.7%
Pegasystems, Inc.	2.6%
Shopify, Inc., Class A	2.5%
Super Micro Computer, Inc.	2.5%
Regeneron Pharmaceuticals, Inc.	2.5%
Toast, Inc., Class A	2.4%

Country Weighting (% of net assets)

Value	Value
Japan	0.5%
Cayman Islands	0.6%
Israel	0.9%
Jersey	1.1%
Thailand	1.1%
Ireland	1.4%
Singapore	2.1%
Luxembourg	2.1%
Argentina	2.7%
Canada	3.0%
United Kingdom	3.4%
Sweden	3.4%
Australia	7.2%
United States	70.5%

Material Fund Changes

No material changes occurred during the year ended June 30, 2024.

ERShares Global Entrepreneurs - Institutional Class (ENTIX)

Annual Shareholder Report - June 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://entrepreneurshares.com/investor-resources/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063024-ENTIX

ERShares US Small Cap

Institutional Class (IMPAX)

Annual Shareholder Report - June 30, 2024

Fund Overview

This annual shareholder report contains important information about ERShares US Small Cap (the "Fund") for the period of July 1, 2023 through June 30, 2024.  You can find additional information about the Fund at https://entrepreneurshares.com/investor-resources/. You can also request this information by contacting us at 877-271-8811.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$85	0.85%

How did the Fund perform during the reporting period?

As of June 30, 2024, IMPAX delivered a one year performance of -5.70%. During the same period, the S&P 500® Index had a return of 24.56% .

The Fund's performance reflects the market conditions which were favorable to large cap stocks, particularly the Magnificent Seven. While the second half of 2023 favored small cap stocks, continuing concerns regarding inflation and questions surrounding potential Federal Reserve actions on interest rates were detrimental to small cap performance and long duration equities. Moreover, due to a preponderance of Large Cap and Mid Cap equities in the comparative small cap benchmarks, the preponderance of the performance in the comparative index was skewed away from non traditional small cap equities. This issue was actually reported by us to the benchmark providers and they made a corrective decision by the end of the 2nd quarter 2024. We also documented this issue in a Forbes article that we authored. Despite these challenges, the Fund has stuck to its strategy and has focused on high growth small cap equities.

Looking ahead, we remain committed to our growth oriented investment strategy, focusing on US companies that we believe are poised to deliver strong growth in a favorable interest rate environment. We believe that this approach will continue to deliver strong results for our shareholders.

How has the Fund performed over the last 10 years?

Total Return Based on $10,000 Investment

ERShares US Small Cap - Institutional Class
S&P 500® Index
Russell 2000® Growth Index
Russell 2000® Total Return Index
S&P SmallCap 600® Index
$40,000
$30,000
$20,000
$10,000
$0
$33,521
$22,064
$20,400
$19,677
$17,803
Jun-2014
Jun-2015
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024

	ERShares US Small Cap - Institutional Class	S&P 500® Index	Russell 2000® Growth Index	Russell 2000® Total Return Index	S&P SmallCap 600® Index
Jun-2014	$10,000	$10,000	$10,000	$10,000	$10,000
Jun-2015	$10,726	$10,742	$11,234	$10,649	$10,672
Jun-2016	$9,693	$11,171	$10,026	$9,932	$10,669
Jun-2017	$12,735	$13,170	$12,473	$12,375	$13,066
Jun-2018	$16,864	$15,064	$15,200	$14,549	$15,744
Jun-2019	$17,131	$16,633	$15,125	$14,067	$14,975
Jun-2020	$17,278	$17,881	$15,651	$13,135	$13,285
Jun-2021	$24,566	$25,175	$23,690	$21,283	$22,240
Jun-2022	$15,883	$22,503	$15,770	$15,920	$18,502
Jun-2023	$18,879	$26,912	$18,692	$17,879	$20,306
Jun-2024	$17,803	$33,521	$20,400	$19,677	$22,064

Average Annual Total Returns

	1 Year	5 Years	10 Years
ERShares US Small Cap - Institutional Class	- 5.70%	0.77%	5.94%
S&P 500® Index	24.56%	15.05%	12.86%
Russell 2000® Growth Index	9.14%	6.17%	7.39%
Russell 2000® Total Return Index	10.06%	6.94%	7.00%
S&P SmallCap 600® Index	8.66%	8.06%	8.24%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

What did the Fund invest in?

Sector Weighting (% of net assets)

Technology
33.6%
Health Care
24.0%
Consumer Discretionary
16.2%
Communications
8.0%
Industrials
6.6%
Money Market Funds
6.4%
Financials
4.2%
Consumer Staples
2.3%
Energy
2.0%
Liabilities in Excess of Other Assets
-3.3%

Value	Value
Liabilities in Excess of Other Assets	-3.3%
Energy	2.0%
Consumer Staples	2.3%
Financials	4.2%
Money Market Funds	6.4%
Industrials	6.6%
Communications	8.0%
Consumer Discretionary	16.2%
Health Care	24.0%
Technology	33.6%

Fund Statistics

Net Assets	$36,657,732
Number of Portfolio Holdings	55
Advisory Fee (net of waivers)	$467,532
Portfolio Turnover	230%

Top Holdings (% of net assets)

Holding Name	% of Net Assets
Super Micro Computer, Inc.	3.8%
Globus Medical, Inc., Class A	3.7%
Invesco Government & Agency Portfolio, Institutional Class	3.2%
Fidelity Investments Money Market Treasury Only Portfolio, Class I	3.2%
Pegasystems, Inc.	3.0%
Toast, Inc., Class A	2.8%
Twist Bioscience Corp.	2.7%
United Therapeutics Corp.	2.6%
Yelp, Inc.	2.4%
Zscaler, Inc.	2.4%

Material Fund Changes

No material changes occurred during the year ended June 30, 2024.

ERShares US Small Cap - Institutional Class (IMPAX)

Annual Shareholder Report - June 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://entrepreneurshares.com/investor-resources/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063024-IMPAX

Item 2. Code of Ethics.

(a)	The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.
(b)	Not applicable.

(c)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

(d)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

(e)	Not applicable.

(f)	See Item 19 (a)(1)

Item 3. Audit Committee Financial Expert.

(a)(1) The registrant’s board of trustees has determined that the registrant does not have an audit committee financial expert. The committee members and the full Board considered a possibility of adding a member that would qualify as an expert. The audit committee determined that, although none of its members meet the technical definition of an audit committee expert, the committee has sufficient financial expertise to adequately perform its duties under the Audit Committee Charter without the addition of a qualified expert.

(a)(2) Not applicable

(a)(3) Not applicable.

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees billed to the registrant by its principal accountants for the two most recent fiscal years:

Fiscal year ended 2024: $35,800

Fiscal year ended 2023: $44,000

(b) Audit-Related Fees billed to the registrant by its principal accountants for the two most recent fiscal years:

Fiscal year ended 2023: $0

Fiscal year ended 2022: $0

(c) Tax Fees billed to the registrant by its principal accountants for the two most recent fiscal years:

Fiscal year ended 2024: $12,000

Fiscal year ended 2023: $12,000

Fees for 2024 and 2023 related to the review of the registrant’s tax returns. Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(d) All other fees billed to the registrant by its principal accountants for the two most recent fiscal years:

Fiscal year ended 2024: $0

Fiscal year ended 2023: $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(e)(1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X

Pre-Approval of Audit and Permitted Non-Audit Services Provided to the Company

Pre-Approval Requirements. The Committee shall pre-approve all auditing services and permissible non-audit services (e.g., tax services) to be provided to the Company by the Auditor, including the fees therefor. The Committee may delegate to one or more of its members the authority to grant pre-approvals. In connection with such delegation, the Committee shall establish pre-approval policies and procedures, including the requirement that the decisions of any member to whom authority is delegated under this section (B) shall be presented to the full Committee at each of its scheduled meetings.

De Minimis Exception to Pre-Approval: Pre-approval for a permitted non-audit service shall not be required if:

a.	the aggregate amount of all such non-audit services is not more than 5% of the total revenues paid by the Company to the Auditor in the fiscal year in which the non-audit services are provided;

b.	such services were not recognized by the Company at the time of the engagement to be non-audit services; and

c.	such services are promptly brought to the attention of the Committee and approved prior to the completion of the audit by the Committee or by one or more members of the Committee to whom authority to grant such approvals has been delegated by the Committee.

Additionally, the Committee shall pre-approve the Auditor’s engagements for non-audit services with the Adviser and any affiliate of the Adviser that provides ongoing services to the Company in accordance with the foregoing, if the engagement relates directly to the operations and financial reporting of the Company, unless the aggregate amount of all services provided constitutes no more than 5% of the total amount of revenues paid to the Auditor by the Company, the Adviser and any affiliate of the Adviser that provides ongoing services to the Company during the fiscal year in which the services are provided that would have to be pre-approved by the Committee pursuant to this paragraph (without regard to this exception).

(e)(2) There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was 0%.

(g) The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal years ended June 30, 2024 and June 30, 2023 are $0 and $0, respectively

(h) The registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) Not Applicable.

(j) Not Applicable.

Item 5. Audit Committee of Listed Registrants.

The Registrant has a separately designated standing audit committee in accordance with Section 3(a)(58)(A) of the Exchange Act. All of the Board’s independent Trustees, Charles Aggouras and George R. Berbeco, are members of the Audit Committee.

Item 6. Investments.

The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

EntrepreneurShares Series Trust™

ERShares Entrepreneurs ETF
(ENTR)

The Fund is an exchange-traded fund. This means that shares of the Fund are listed on The Nasdaq Stock Market LLC and trade at market prices. The market price for the Fund’s shares may be different from its net asset value per share (“NAV”).

Financial Statements

June 30, 2024

175 Federal Street
Suite 875
Boston, MA 02110
Toll Free: 877-271-8811

ERShares Entrepreneurs ETF

SCHEDULE OF INVESTMENTS
June 30, 2024

	Shares	Fair Value
Common Stocks — 99.78%
Communications — 23.38%
Airbnb, Inc., Class A(a)	18,195	$2,758,908
Alphabet, Inc., Class A	29,662	5,402,933
AppLovin Corp., Class A(a)	29,182	2,428,526
DoorDash, Inc., Class A(a)	19,164	2,084,660
Meta Platforms, Inc., Class A	8,568	4,320,157
Spotify Technology SA(a)	9,003	2,825,051
		19,820,235
Consumer Discretionary — 13.25%
Amazon.com, Inc.(a)	25,038	4,838,594
Copart, Inc.(a)	47,603	2,578,178
DraftKings, Inc., Class A(a)	49,230	1,879,109
Ulta Beauty, Inc.(a)	5,016	1,935,524
		11,231,405
Energy — 2.39%
Antero Resources Corp.(a)	62,075	2,025,507

Health Care — 12.34%
Medpace Holdings, Inc.(a)	4,962	2,043,600
Regeneron Pharmaceuticals, Inc.(a)	3,245	3,410,591
ResMed, Inc.	12,456	2,384,328
United Therapeutics Corp.(a)	8,227	2,620,711
		10,459,230
Industrials — 2.58%
Clean Harbors, Inc.(a)	9,661	2,184,835

Technology — 45.84%
Arista Networks, Inc.(a)	9,764	3,422,087
Corpay, Inc.(a)	7,342	1,955,982
Crowdstrike Holdings, Inc., Class A(a)	8,914	3,415,757
Datadog, Inc., Class A(a)	19,573	2,538,422
Dropbox, Inc., Class A(a)	76,817	1,726,078
HubSpot, Inc.(a)	3,601	2,123,834
Monolithic Power Systems, Inc.	3,546	2,913,677
NVIDIA Corp.	59,525	7,353,719
Oracle Corp.	29,550	4,172,460
Salesforce.com, Inc.	11,964	3,075,944
Super Micro Computer, Inc.(a)	3,786	3,102,059

The accompanying notes are an integral part of these financial statements.

1

ERShares Entrepreneurs ETF

SCHEDULE OF INVESTMENTS (Continued)
June 30, 2024

	Shares	Fair Value
Common Stocks (Continued)
Technology (Continued)
Synopsys, Inc.(a)	5,169	$3,075,865
		38,875,884
Total Common Stocks (Cost $67,206,278)		84,597,096

Total Investments — 99.78% (Cost $67,206,278)		84,597,096
Other Assets in Excess of Liabilities — 0.22%		183,136
Net Assets — 100.00%		$84,780,232

(a)	Non-income producing security.

The accompanying notes are an integral part of these financial statements.

2

EntrepreneurShares Series Trust

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2024

Assets
Investments, at cost	$67,206,278
Investments, at fair value	84,597,096
Cash	213,750
Dividends and interest receivable	21,331
Total Assets	84,832,177

Liabilities
Unified fee	51,945
Total Liabilities	51,945
Net Assets	$84,780,232

Net Assets consist of:
Paid-in capital	$84,680,190
Accumulated earnings	100,042
Net Assets	$84,780,232

Net Assets	$84,780,232
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	5,450,000
Net asset value (offering and redemption price per share)	$15.56

The accompanying notes are an integral part of these financial statements.

3

EntrepreneurShares Series Trust

STATEMENT OF OPERATIONS
For the year ended June 30, 2024

Investment Income
Dividend income	$110,362
Interest income	103,064
Total investment income	213,426

Expenses
Unified fee	525,671
Total expenses	525,671
Net investment loss	(312,245)

Net Realized and Change in Unrealized Gain (Loss) on Investments
Net realized gain (loss) on:
Investments	9,815,604
Net realized gain	9,815,604

Change in unrealized appreciation on:
Investments	9,331,959
Net change in unrealized appreciation	9,331,959
Net realized and change in unrealized gain on investments	19,147,563
Net increase in net assets resulting from operations	$18,835,318

The accompanying notes are an integral part of these financial statements.

4

EntrepreneurShares Series Trust

STATEMENTS OF CHANGES IN NET ASSETS

	ERShares Entrepreneurs ETF
	For the	For the
	Year Ended	Year Ended
	June 30,	June 30,
	2024	2023
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$(312,245)	$(17,323)
Net realized gain (loss) on investments, in-kind redemptions and foreign currency transactions	9,815,604	(374,163)
Net change in unrealized appreciation on investments and foreign currency translations	9,331,959	9,928,427
Net increase in net assets resulting from operations	18,835,318	9,536,941

Capital Transactions:
Proceeds from shares issued	21,212,175	9,884,078
Cost of shares redeemed	(776,012)	(4,211,414)
Net increase in net assets resulting from capital transactions	20,436,163	5,672,664
Total Increase in Net Assets	39,271,481	15,209,605

Net Assets
Beginning of year	45,508,751	30,299,146
End of year	$84,780,232	$45,508,751

Share Transactions
Issued	1,775,000	925,000
Redeemed	(50,000)	(400,000)
Net increase in shares outstanding	1,725,000	525,000

The accompanying notes are an integral part of these financial statements.

5

ERShares Entrepreneurs ETF

FINANCIAL HIGHLIGHTS

(For a share outstanding during each year)

	For the	For the	For the	For the		For the
	Year Ended	Year Ended	Year Ended	Year Ended		Year Ended
	June 30,	June 30,	June 30,	June 30,		June 30,
	2024	2023	2022	2021		2020
Selected Per Share Data:
Net asset value, beginning of year	$12.22	$9.47	$26.35	$21.15		$17.49

Investment operations:
Net investment loss	(0.05)	— (a)	(0.13)	(0.11)		(0.01)
Net realized and unrealized gain (loss)	3.39	2.75	(8.03)	6.96		3.68
Total from investment operations	3.34	2.75	(8.16)	6.85		3.67

Less distributions to shareholders from:
Net investment income	—	—	(0.09)	—		(0.01)
Net realized gains	—	—	(8.63)	(1.65)		—
Total distributions	—	—	(8.72)	(1.65)		(0.01)

Net asset value, end of year	$15.56	$12.22	$9.47	$26.35		$21.15
Market price, end of year	$15.56	$12.23	$9.43	$26.36		$21.15

Total Return(b)	27.33%	29.04%	(43.04)%	32.01%		21.03%

Ratios and Supplemental Data:
Net assets, end of year (000 omitted)	$84,780	$45,509	$30,299	$142,961		$116,341
Ratio of Net Expenses to Net Assets(c)	0.75%	0.54%	0.49%	0.49%		0.49%
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.45)%	(0.05)%	(0.24)%	(0.41)%		(0.05)%
Portfolio turnover rate	360%	159%	312%	714	% (d)	130	% (e)

(a)	Rounds to less than $0.005 per share.

(b)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.

(c)	The Fund operates under a “Unified Fee” structure under which the Advisor pays substantially all of the expenses for the Fund. The Fund pays the Advisor the Unified Fee, an amount based on its average net assets, computed daily and paid monthly. The Fund pays the Advisor 0.75% of its net assets.

(d)	The Fund has experienced an unusual interest rate environment combined with volatile markets resulting from inflationary concerns. These two factors posed potential adverse effects to the Fund. Thus, the portfolio manager engaged in temporary defensive positions as well as positioned the Fund to take the best advantage of the environment it was facing. These two actions, combined with a reversion of the defensive positions, resulted in an increased turnover for the Fund.

(e)	Given the abnormal market circumstances during the quarter ending June 30, 2020, as a result of the COVID-19 situation; the Fund had taken a temporary defensive approach. Implementing the temporary defensive measure resulted in the increase in portfolio turnover for the Fund. The Fund’s exposure to the Entrepreneur 30 Index had been reduced in line with the following guideline of the then current prospectus “Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in securities of companies included in the Entrepreneur 30 Index.” The Fund no longer follows an index.

The accompanying notes are an integral part of these financial statements.

6

EntrepreneurShares Series Trust

NOTES TO FINANCIAL STATEMENTS
June 30, 2024

1.	ORGANIZATION

EntrepreneurShares Series Trust™ (the “Trust”) was organized on July 1, 2010 as a Delaware statutory trust. The Trust is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company and thus is determined to be an investment company for accounting purposes. The Trust is comprised of three funds and is authorized to issue an unlimited number of shares of beneficial interest for each fund (“Shares”). The accompanying financial statements are those of the ERShares Entrepreneurs ETF (previously known as ERShares Entrepreneur 30 ETF) (the “Fund”). The Fund is an exchange-traded fund (“ETF”). The investment objective of the Fund is to seek long-term capital appreciation. The Fund’s prospectus provides a description of the Fund’s investment objectives, policies, and strategies. The Fund is non-diversified and therefore may invest a greater percentage of its assets in fewer issuers than a diversified fund.

Shares of the Fund are listed and traded on The Nasdaq Stock Market LLC. Market prices for the Shares may be different from its net asset value (“NAV”).The Fund issues and redeems Shares on a continuous basis at NAV only in large blocks of Shares, of at least 25,000 Shares for the Entrepreneurs ETF (“Creation Units”). Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, Shares generally trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit.

Under the Trust’s organizational documents, its officers and Board of Trustees (the “Board”) are indemnified against certain liabilities arising out of the performance of its duties to the Fund. In addition, in the normal course of business, the Trust may enter into contracts with vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects that risk of loss to be remote.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“U.S. GAAP”).

Regulatory Update

Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds – Effective January 24, 2023, the Securities and Exchange Commission adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The compliance date for the rule and form amendments is July 24, 2024.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services – Investment Companies including Accounting Standards Update (“ASU”) 2013-08. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

7

EntrepreneurShares Series Trust

NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2024

A. Investment Valuations

The Fund holds its investments at fair value. Fair value is defined as the price that would be expected to be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.

Security values are ordinarily obtained through the use of independent pricing services in accordance with procedures adopted by the Board. Pursuant to these procedures, the Fund may use a pricing service, bank, or broker-dealer experienced in such matters to value the Fund’s securities. When reliable market quotations are not readily available for any security, the fair value of that security will be determined by a committee established by the Board in accordance with procedures adopted by the Board. The fair valuation process is designed to value the subject security at the price the Fund would reasonably expect to receive upon its current sale. Additional consideration is given to securities that have experienced a decrease in the volume or level of activity or to circumstances that indicate that a transaction is not orderly.

Equity securities traded on a securities exchange are valued at the last reported sales price on the principal exchange. Equity securities quoted by NASDAQ are valued at the NASDAQ official closing price. If there is no reported sale on the principal exchange, and in the case of over-the-counter securities, equity securities are valued at a bid price estimated by the security pricing service. In each of these situations, securities are typically categorized as Level 1 and Level 2, respectively in the fair value hierarchy.

The Fund may invest in American Depositary Receipts as well as other “hybrid” forms of depositary receipts, including Global Depositary Receipts. These depositary receipts are certificates evidencing ownership of shares of a foreign issuer, and serve as an alternative to directly purchasing the underlying foreign securities in its national markets and currencies. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer’s home country.

Redeemable securities issued by open-end investment companies are valued at the last calculated NAV, with the exception of securities issued by exchange-traded open-end investment companies, which are priced as equity securities as described above.

Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries, a portion of which may be reclaimable. The Fund may be subject to foreign taxes on capital gains on the sale of securities or foreign currency transactions. The Fund accrues foreign capital gains taxes, as applicable, based on its current interpretation of tax rules in the foreign markets in which it invests. Such tax accrual is based in part on actual and estimated realized gains. Estimated realized gains are subject to change and such change could be material. However, management’s conclusions may be subject to future review and change based on changes in, or the interpretation of, the accounting standards or tax laws and regulations.

The Trust has a three-tier fair value hierarchy that is dependent upon the various “inputs” used to determine the value of the Fund’s investments. The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical assets.

Level 2 –	Other observable pricing inputs at the measurement date (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

8

EntrepreneurShares Series Trust

NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2024

Level 3 –	Significant unobservable pricing inputs at the measurement date (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

The following table provides the fair value measurement as of June 30, 2024, while the breakdown, by category, of common stocks is disclosed in the Schedule of Investments for the Fund.

Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
ERShares Entrepreneurs ETF*
Common Stocks	$84,597,096	$—	$—	$84,597,096
Total	$84,597,096	$—	$—	$84,597,096

*	For further information regarding security characteristics, please see the Schedule of Investments.

The Fund did not hold any investments during or at the end of the reporting period in which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

B. Security Transactions and Related Income

Investment transactions are accounted for no later than the first calculation of the NAV on the business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on the trade date on the last business day of the reporting year. Securities gains and losses are calculated on the identified cost basis. Interest income and expenses are accrued daily. Dividends, less foreign tax withholding, are recorded on the ex-dividend date. Investment income from non-U.S. sources received by a Fund is generally subject to non-U.S. withholding taxes at rates ranging up to 30%. Such withholding taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties. The Fund may be subject to foreign taxes on gains in investments or currency repatriation. The Fund accrues such taxes, as applicable, based on its current interpretation of tax rules in the foreign markets in which is invests.

C. Cash

Idle cash may be swept into various overnight demand deposits and is classified as cash on the Statement of Assets and Liabilities. The Fund maintains cash in bank deposit accounts which, at times, may exceed United States federally insured limits. Amounts swept overnight are available on the next business day.

D. Dividends and Distributions to Shareholders

The Fund intends to distribute to its shareholders net investment income and net realized long or short-term capital gains, if any, at least annually. Distributions are recorded on the ex-dividend date. The amount of dividends from net investment income and net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., distributions and income received from pass-through investments), such amounts are reclassified within the capital accounts based on its nature for federal income tax purposes; temporary differences do not require reclassification.

9

EntrepreneurShares Series Trust

NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2024

3.	INVESTMENT ADVISORY AND OTHER CONTRACTUAL SERVICES

A. Investment Advisory Fees

Capital Impact Advisors, LLC (the “Advisor”) a related party, serves as the Fund’s investment advisor pursuant to an Investment Advisory Agreement. Subject at all times to the supervision and approval of the Board, the Advisor is responsible for the overall management of the Trust. The Advisor has arranged for distribution, custody, fund administration, transfer agency and all other services necessary for the Fund to operate. The Advisor receives a fee for its services, a “Unified Fee”. The Fund pays 0.75% of the Fund’s average daily net assets, computed daily and paid monthly. Out of the Unified Fee, the Advisor is obligated to pay or arrange for the payment of substantially all expenses of the Fund, including the cost of transfer agency, custody, fund administration, legal, audit, independent trustees and other services, except for interest expenses, distribution fees or expenses, brokerage expenses, acquired fund fees and expenses, taxes and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of the Fund’s business. The Advisor’s Unified Fee is designed to cause substantially all of the Fund’s expenses to be paid and to compensate the Advisor for providing services for the Fund.

At June 30, 2024, certain officers of the Trust are officers, directors and/or trustees of the Advisor. Certain officers of the Trust were also employees of the Advisor. These officers were not compensated directly by the Fund.

Each Trustee who is not considered an interested Trustee, as such term is defined within the the 1940 Act (each an “Independent Trustee”), of the Trust receives compensation of $3,500 for attending each Board meeting, including special meetings, as well as an additional $1,000 for each audit commit meeting. The Fund also reimburses the non-interested Trustees for their reasonable travel expenses incurred in attending meetings of the Board. Trustee fees are allocated to the three funds in the Trust based on each fund’s relative net assets. Trustee fees for the Fund are paid by the Advisor out of the Unified Fee with respect to the Fund.

4.	INVESTMENT TRANSACTIONS

For the fiscal year ended June 30, 2024, purchases and sales of investment securities, other than in-kind transactions and short-term investments, were as follows:

	Purchases	Sales
ERShares Entrepreneurs ETF	$245,312,964	$241,933,632

For the fiscal year ended June 30, 2024, purchases and sales for in-kind transactions were as follows:

	Purchases	Sales
ERShares Entrepreneurs ETF	$20,464,239	$731,526

For the fiscal year ended June 30, 2024, the ERShares Entrepreneurs ETF had in-kind net realized gains of $306,014.

There were no purchases or sales of long-term U.S. government obligations during the fiscal year ended June 30, 2024.

5.	CAPITAL SHARE TRANSACTIONS

Shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof at NAV. Except when aggregated in Creation Units, shares of the Fund are not redeemable. Transactions in shares for the Fund are disclosed in detail on the Statements of Changes in Net Assets.

10

EntrepreneurShares Series Trust

NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2024

The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind deposit of a designated basket of securities, which constitutes an optimized representation of the securities of the Fund’s specified universe, and an amount of cash. Investors purchasing and redeeming Creation Units may be charged a transaction fee to cover the transfer and other transactional costs the Funds incur to issue or redeem Creation Units. The standard transaction fee charge is $250. For the fiscal year ended June 30, 2024, the Fund received $1,000 in transaction fees. Transaction fees received by the Fund are included in the capital transactions presented on the Statements of Changes in Net Assets.

From time to time, settlement of securities related to subscriptions-in-kind or redemptions- in-kind may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities payable related to in-kind transactions” on the Statements of Assets and Liabilities.

6.	FEDERAL TAX INFORMATION

It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

The Trust has evaluated tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is more-likely-than not (i.e., greater than 50-percent chance) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. Tax positions taken in tax years remain subject to examination by tax authorities (generally three years plus the interim tax period since then for federal income tax purposes). The determination has been made that there are not any uncertain tax positions that would require the Fund to record a tax liability and, therefore, there is no impact to the Fund’s financial statements.

At June 30, 2024, the net unrealized appreciation (depreciation) and tax cost of investments for tax purposes were as follows:

ERShares
Entrepreneurs
ETF
Gross unrealized appreciation	$15,854,106
Gross unrealized depreciation	(309,951)
Net unrealized appreciation (depreciation) on investments	15,544,155
Tax cost of investments	$69,052,941

11

EntrepreneurShares Series Trust

NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2024

At June 30, 2024, the components of accumulated earnings (deficit) on a tax basis were as follows:

ERShares
Entrepreneurs
ETF
Accumulated capital and other losses	$(15,444,114)
Unrealized appreciation on investments	15,544,156
Total accumulated earnings	$100,042

As of June 30, 2024, the Fund had short-term and long-term capital loss carryforwards available to offset future gains, not subject to expiration, in the amount of $13,540,741 and $1,718,424 respectively. During the fiscal year ended June 30, 2024, the Fund utilized $7,779,544 of available short-term capital loss carryforwards.

Certain capital and qualified late year losses incurred after October 31 and within the current taxable year are deemed to arise on the first business day of the Fund’s following taxable year. For the fiscal year ended June 30, 2024, the Fund deferred post October capital and late year ordinary losses in the amount of $184,949.

As of June 30, 2024, the following reclassifications relating primarily to redemptions in kind has been made to increase (decrease) such accounts with offsetting adjustments as indicated:

		Accumulated
	Paid-In	Earnings
	Capital	(Deficit)
ERShares Entrepreneurs ETF	$119,988	$(119,988)

7.	INVESTMENT RISKS

ETF Risk

The NAV of the Fund can fluctuate up or down, and you could lose money investing in the Fund if the prices of the securities owned by the Fund decline. In addition, the Fund may be subject to the following risks: (1) the market price of the Fund’s shares may trade above or below its NAV; (2) an active trading market for the Fund’s shares may not develop or be maintained; or (3) trading of the Fund’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

Sector Risk

If the Fund has significant investments in the securities of issuers within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss in the Fund and increase the volatility of the Fund’s NAV per share. For instance, economic or market factors, regulatory changes or other developments may negatively impact all companies in a particular sector, and therefore the value of the Fund’s portfolio will be adversely affected. As of June 30, 2024, the Fund had 45.84% of the value of its net assets invested in stocks within the Technology sector.

12

EntrepreneurShares Series Trust

NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2024

8.	SUBSEQUENT EVENTS

Management of the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date at which these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosure.

13

EntrepreneurShares Series Trust

Report of Independent Registered Public Accounting Firm

To the Shareholders of ERShares Entrepreneurs ETF
and Board of Trustees of EntrepreneurShares Series Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of ERShares Entrepreneurs ETF (the “Fund”), a series of EntrepreneurShares Series Trust, as of June 30, 2024, the related statement of operations for the year then ended, and the statements of changes in net assets and the financial highlights for each of the two years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of June 30, 2024, the results of its operations for the year then ended, and the changes in net assets and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

The Fund’s financial highlights for the years ended June 30, 2022, and prior, were audited by other auditors whose report dated August 29, 2022, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2024, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Fund’s auditor since 2023.

COHEN & COMPANY, LTD.

Philadelphia, Pennsylvania

August 29, 2024

14

EntrepreneurShares Series Trust

ADDITIONAL INFORMATION (Unaudited)

AVAILABILITY OF QUARTERLY PORTFOLIO HOLDINGS SCHEDULES

The Fund files complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT (or any predecessor form). These filings are available on the SEC’s website at www.sec.gov. In addition, the Fund’s Form N-PORT is available without charge, upon request, by calling 1-877-271-8811.

PROXY VOTING POLICIES AND PROCEDURES AND PROXY VOTING RECORD

A description of the Fund’s proxy voting policies and procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, is available without charge, upon request, by (1) calling 1-877-271-8811, or (2) on the SEC’s website at www.sec.gov.

HOUSEHOLDING

To reduce expenses, the Fund generally mails only one copy of its prospectus and the annual and semi-annual report to those addresses shared by two or more accounts and to shareholders that the Fund reasonably believes are from the same family and household. This is referred to as “householding.” If you wish to discontinue householding and would like to receive individual copies of these documents, please call us at 1-877-271-8811. Once a Fund receives notice to stop householding, the Fund will begin sending individual copies 30 days after receiving requests. This policy does not apply to account statements.

15

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Advisor
Capital Impact Advisors, LLC
175 Federal Street, Suite 875
Boston, MA 02110

Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
1835 Market Street, Suite 310
Philadelphia, PA 19103

Custodian and Transfer Agent
Brown Brothers Harriman & Co.
50 Post Office Square
Boston, MA 02110

Distributor
Vigilant Distributors, LLC
223 Wilmington West Chester Pike, Suite 216
Chadds Ford, PA 19317

Administrator, Accountant and Dividend Disbursing Agent
Ultimus Fund Solutions, LLC
225 Pictoria Drive,
Cincinnati, OH 45246

Counsel
Thompson Hine LLP
41 South High Street, Suite 1700
Columbus, OH 43215

This report should be accompanied or preceded by a prospectus.

EntrepreneurShares Series Trust™

ERShares Global Entrepreneurs (ENTIX)

ERShares US Small Cap (IMPAX)

Financial Statements

June 30, 2024

175 Federal Street

Suite 875

Boston, MA 02110

Toll Free: 877-271-8811

ERShares Global Entrepreneurs

SCHEDULE OF INVESTMENTS
June 30, 2024

	Shares	Fair Value
Common Stocks — 95.30%
Argentina — 2.63%
Consumer Discretionary — 2.63%
MercadoLibre, Inc.(a)	568	$933,451
Total Argentina		933,451

Australia — 7.23%
Communications — 1.40%
SEEK Ltd.	34,715	494,605

Consumer Discretionary — 1.05%
Flight Centre Travel Group Ltd.	27,630	371,914

Health Care — 2.36%
Telix Pharmaceuticals Ltd.(a)	67,110	834,846

Technology — 2.42%
Technology One Ltd.	33,491	415,510
WiseTech Global Ltd.	6,656	445,302
		860,812
Total Australia		2,562,177

Bermuda — 0.00%
Consumer Discretionary — 0.00%
Hong Kong Resources Holdings Company Ltd.(a)	1,465	152
Total Bermuda		152

Canada — 3.03%
Communications — 2.54%
Shopify, Inc., Class A(a)	13,672	903,036

Technology — 0.49%
Topicus.com, Inc.	2,013	172,138
Total Canada		1,075,174

Cayman Islands — 0.58%
Consumer Discretionary — 0.58%
NagaCorp Ltd.(a)	421,144	206,554
Total Cayman Islands		206,554

The accompanying notes are an integral part of these financial statements.

ERShares Global Entrepreneurs

SCHEDULE OF INVESTMENTS (Continued)
June 30, 2024

	Shares	Fair Value
Common Stocks (continued)
China — 0.26%
Communications — 0.26%
Weimob, Inc.(a)	513,712	$90,783
Total China		90,783

Ireland — 1.39%
Industrials — 1.39%
Cimpress PLC(a)	5,611	491,580
Total Ireland		491,580

Israel — 0.91%
Technology — 0.91%
Check Point Software Technologies Ltd.(a)	1,950	321,750
Total Israel		321,750

Japan — 0.46%
Communications — 0.46%
GMO internet, Inc.	10,774	164,491
Total Japan		164,491

Jersey — 1.07%
Communications — 1.07%
Gambling.com Group Ltd.(a)	46,080	378,778
Total Jersey		378,778

Luxembourg — 2.08%
Communications — 2.08%
Spotify Technology SA(a)	2,349	737,093
Total Luxembourg		737,093

Singapore — 2.08%
Communications — 1.29%
Sea Ltd. - ADR(a)	6,413	458,016

Consumer Staples — 0.79%
Wilmar International Ltd.	123,149	281,548
Total Singapore		739,564

Sweden — 3.33%
Communications — 0.80%
Embracer Group A.B.(a)	128,765	283,001

The accompanying notes are an integral part of these financial statements.

ERShares Global Entrepreneurs

SCHEDULE OF INVESTMENTS (Continued)
June 30, 2024

	Shares	Fair Value
Common Stocks (continued)
Sweden (continued)
Consumer Discretionary — 1.25%
Evolution Gaming Group A.B.	4,269	$444,750

Financials — 1.28%
EQT A.B.	15,318	452,737
Total Sweden		1,180,488

Thailand — 1.09%
Technology — 1.09%
Fabrinet(a)	1,581	387,013
Total Thailand		387,013

United Kingdom — 3.38%
Financials — 1.64%
Hargreaves Lansdown PLC	40,579	580,674

Health Care — 1.07%
Hikma Pharmaceuticals PLC	15,836	378,549

Materials — 0.67%
Antofagasta PLC	8,908	237,601
Total United Kingdom		1,196,824

United States — 65.78%
Communications — 8.75%
Airbnb, Inc., Class A(a)	2,793	423,503
Alphabet, Inc., Class A	6,500	1,183,975
Meta Platforms, Inc., Class A	2,952	1,488,456
		3,095,934
Consumer Discretionary — 5.05%
Amazon.com, Inc.(a)	2,774	536,076
Chipotle Mexican Grill, Inc.(a)	13,050	817,583
DraftKings, Inc., Class A(a)	11,461	437,466
		1,791,125
Consumer Staples — 1.67%
e.l.f. Beauty, Inc.(a)	2,811	592,334

Energy — 1.43%
Valero Energy Corp.	3,232	506,648

The accompanying notes are an integral part of these financial statements.

ERShares Global Entrepreneurs

SCHEDULE OF INVESTMENTS (Continued)
June 30, 2024

	Shares	Fair Value
Common Stocks (continued)
United States (continued)
Financials — 4.75%
Coinbase Global, Inc., Class A(a)	1,732	$384,902
KKR & Co., Inc.	7,713	811,716
Robinhood Markets, Inc., Class A(a)	21,411	486,244
		1,682,862
Health Care — 7.98%
Medpace Holdings, Inc.(a)	1,421	585,239
Regeneron Pharmaceuticals, Inc.(a)	839	881,814
ResMed, Inc.	3,005	575,217
Twist Bioscience Corp.(a)	15,949	785,967
		2,828,237
Industrials — 1.94%
Clean Harbors, Inc.(a)	3,044	688,401

Materials — 1.17%
Newmont Corp.	9,942	416,272

Technology — 30.74%
Appfolio, Inc., Class A(a)	1,630	398,649
Arista Networks, Inc.(a)	1,267	444,058
Corpay, Inc.(a)	2,470	658,033
Crowdstrike Holdings, Inc., Class A(a)	1,289	493,932
Microchip Technology, Inc.	4,794	438,651
Monolithic Power Systems, Inc.	676	555,456
NVIDIA Corp.	15,867	1,960,208
Oracle Corp.	5,635	795,662
Palo Alto Networks, Inc.(a)	1,413	479,021
Pegasystems, Inc.	15,200	920,055
Salesforce.com, Inc.	2,715	698,027
Super Micro Computer, Inc.(a)	1,082	886,537
Synopsys, Inc.(a)	1,263	751,560
Toast, Inc., Class A(a)	32,666	841,803
Twilio, Inc., Class A(a)	7,564	429,711
Veeva Systems, Inc., Class A(a)	768	140,552
		10,891,915
Utilities — 2.30%
Vistra Energy Corp.	9,495	816,380
Total United States		23,310,108

Total Common Stocks (Cost $27,492,667)		33,775,980

The accompanying notes are an integral part of these financial statements.

ERShares Global Entrepreneurs

SCHEDULE OF INVESTMENTS (Continued)
June 30, 2024

	Shares	Fair Value
Money Market Funds — 4.71%
Fidelity Investments Money Market Treasury Only Portfolio, Class I, 5.19%(b)	1,670,864	$1,670,864

Total Money Market Funds (Cost $1,670,864)		1,670,864

Total Investments — 100.01% (Cost $29,163,531)		$35,446,844
Liabilities in Excess of Other Assets — (0.01)%		(5,108)
Net Assets — 100.00%		$35,441,736

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of June 30, 2024.

ADR - American Depositary Receipt.

The accompanying notes are an integral part of these financial statements.

ERShares US Small Cap

SCHEDULE OF INVESTMENTS
June 30, 2024

	Shares	Fair Value
Common Stocks — 96.93%
Communications — 7.96%
AppLovin Corp., Class A(a)	7,788	$648,117
Cargurus, Inc.(a)	30,764	806,017
Shutterstock, Inc.	15,007	580,771
Yelp, Inc.(a)	23,869	881,960
		2,916,865
Consumer Discretionary — 16.16%
Chewy, Inc.(a)	27,472	748,338
Freshpet, Inc.(a)	4,982	644,621
RealReal, Inc. (The)(a)	202,202	645,024
Rush Street Interactive, Inc.(a)	63,501	608,975
Shake Shack, Inc., Class A(a)	8,603	774,270
Skechers U.S.A., Inc., Class A(a)	8,935	617,587
Thor Industries, Inc.	5,515	515,377
Urban Outfitters, Inc.(a)	16,685	684,919
Wingstop, Inc.	1,620	684,709
		5,923,820
Consumer Staples — 2.29%
e.l.f. Beauty, Inc.(a)	3,986	839,930

Energy — 2.02%
Antero Resources Corp.(a)	22,679	740,016

Financials — 4.21%
Coinbase Global, Inc., Class A(a)	3,464	769,805
Grid Dynamics Holdings, Inc.(a)	65,716	690,675
Preferred Bank	1,118	84,398
		1,544,878
Health Care — 24.05%
ACADIA Pharmaceuticals, Inc.(a)	24,540	398,775
Amphastar Pharmaceuticals, Inc.(a)	16,425	657,000
Arcutis Biotherapeutics, Inc.(a)	65,147	605,867
Arvinas, Inc.(a)	12,710	338,340
Bridgebio Pharma, Inc.(a)	13,925	352,720
Exact Sciences Corp.(a)	12,572	531,167
Exelixis, Inc.(a)	34,104	766,317
Globus Medical, Inc., Class A(a)	19,858	1,360,074
Intellia Therapeutics, Inc.(a)	26,554	594,279
Medpace Holdings, Inc.(a)	1,754	722,385
Twist Bioscience Corp.(a)	20,380	1,004,325

The accompanying notes are an integral part of these financial statements.

ERShares US Small Cap

SCHEDULE OF INVESTMENTS (Continued)
June 30, 2024

	Shares	Fair Value
Common Stocks (continued)
Health Care (continued)
United Therapeutics Corp.(a)	2,996	$954,376
Zynex, Inc.(a),(b)	56,818	529,544
		8,815,169
Industrials — 6.63%
Clean Harbors, Inc.(a)	2,703	611,283
ESAB Corp.	6,764	638,725
Insperity, Inc.	5,585	509,408
Napco Security Technologies, Inc.	12,886	669,428
		2,428,844
Technology — 33.61%
Altair Engineering, Inc., Class A(a)	4,883	478,925
Appfolio, Inc., Class A(a)	3,017	737,868
Coherent Corp.(a)	8,904	645,184
Fabrinet(a)	2,930	717,235
Impinj, Inc.(a)	4,989	782,126
Lattice Semiconductor Corp.(a)	11,558	670,248
MaxLinear, Inc.(a)	7,829	157,676
MicroStrategy, Inc., Class A(a),(b)	517	712,157
PagerDuty, Inc.(a)	33,882	776,914
Pegasystems, Inc.	17,996	1,089,297
Schrodinger, Inc.(a)	12,827	248,074
Simulations Plus, Inc.	13,004	632,254
Super Micro Computer, Inc.(a)	1,723	1,411,740
Toast, Inc., Class A(a)	39,723	1,023,662
UiPath, Inc., Class A(a)	36,400	461,552
Unity Software, Inc.(a)	27,088	440,451
Zscaler, Inc.(a)	4,507	866,200
Zuora, Inc.(a)	47,326	469,947
		12,321,510

Total Common Stocks (Cost $32,892,757)		35,531,032

The accompanying notes are an integral part of these financial statements.

ERShares US Small Cap

SCHEDULE OF INVESTMENTS (Continued)
June 30, 2024

	Shares	Fair Value
Money Market Funds — 6.41%
Fidelity Investments Money Market Treasury Only Portfolio, Class I, 5.19%(c)	1,167,214	$1,167,214
Invesco Government & Agency Portfolio, Institutional Class, 5.23%(c)(d)	1,183,745	1,183,745

Total Money Market Funds (Cost $2,350,959)		2,350,959

Total Investments — 103.34% (Cost $35,243,716)		$37,881,991
Liabilities in Excess of Other Assets — (3.34)%		(1,224,259)
Net Assets — 100.00%		$36,657,732

(a)	Non-income producing security.

(b)	All or a portion of the security is on loan as of June 30, 2024. The total value of the securities on loan as of June 30, 2024 was $1,112,208.

(c)	Rate disclosed is the seven day effective yield as of June 30, 2024.

(d)	All or a portion of this security was purchased with cash proceeds from securities lending. Total collateral had a value of $1,183,745.

The accompanying notes are an integral part of these financial statements.

EntrepreneurShares Series Trust

STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2024

	ERShares	ERShares
	Global	US Small
	Entrepreneurs	Cap
Assets
Investments, at cost	$29,163,531	$35,243,716
Investments at fair value(a)	35,446,844	37,881,991
Dividends and interest receivable	46,724	14,213
Securities lending income receivable	16	5,550
Tax reclaims receivable	15,209	1,223
Prepaid expenses	5,874	12,889
Total Assets	35,514,667	37,915,866

Liabilities
Collateral due to broker for securities loaned	—	1,183,745
Payable for fund shares redeemed	—	1,612
Payable to Adviser	31,101	33,927
Payable to Administrator	3,927	3,794
Payable to Trustees	1,925	2,300
Accrued expenses and other liabilities	35,978	32,756
Total Liabilities	72,931	1,258,134
Net Assets	$35,441,736	$36,657,732

Net Assets consist of:
Paid-in capital	52,715,568	52,881,939
Accumulated deficit	(17,273,832)	16,224,207
Net Assets	$35,441,736	$36,657,732
Institutional Class
Net Assets	$35,441,736	$36,657,732
Shares outstanding (unlimited number of shares authorized, $0.01 par value)	2,551,321	5,992,577
Net asset value and offering price per share	$13.89	$6.12
Redemption price per share (NAV * 98%)(b)	$13.61	$6.00

(a)	Includes securities on loan of $— and $1,112,208 respectively. See Note 2.

(b)	The Fund charges a 2.00% redemption fee on shares redeemed within five business days of purchase. Shares are redeemed at the NAV if held longer than five business days. See Note 8.

The accompanying notes are an integral part of these financial statements.

EntrepreneurShares Series Trust

STATEMENTS OF OPERATIONS
For the year ended June 30, 2024

	ERShares	ERShares
	Global	US Small
	Entrepreneurs	Cap
Investment Income
Dividend income (net of foreign taxes withheld of $43,334 and $(66))	$343,581	$263,548
Interest income	111,636	162,296
Securities lending income	1,191	44,667
Total investment income	456,408	470,511

Expenses
Advisory fees	466,336	543,057
Fund accounting and administration fees	40,542	46,980
Custodian fees	16,192	5,132
Auditing fees	15,000	15,000
Transfer agent	10,528	11,076
Registration fees	10,456	21,429
Legal fees	9,854	13,305
Trustees’ fees and expenses	8,993	10,652
Shareholder reporting fees	7,354	8,958
Insurance expense	3,435	6,542
Pricing fees	2,190	2,471
Miscellaneous	11,140	9,099
Total expenses	602,020	693,701
Fees contractually waived by Adviser	(86,186)	(75,525)
Net operating expenses	515,834	618,176
Net investment loss	(59,426)	(147,665)

Net Realized and Change in Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	6,387,674	683,938
Foreign currency transactions	(3,735)	—
Net realized gain	6,383,939	683,938

Change in unrealized appreciation (depreciation) on:
Investments	4,100,624	(4,719,746)
Foreign currency translations	(905)	—
Net change in unrealized appreciation (depreciation)	4,099,719	(4,719,746)
Net realized and change in unrealized appreciation (depreciation) on investments	10,483,658	(4,035,808)
Net increase (decrease) in net assets resulting from operations	$10,424,232	$(4,183,473)

The accompanying notes are an integral part of these financial statements.

EntrepreneurShares Series Trust

STATEMENTS OF CHANGES IN NET ASSETS

	ERShares Global Entrepreneurs
	For the	For the
	Year Ended	Year Ended
	June 30, 2024	June 30, 2023
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$(59,426)	$73,261
Net realized gain (loss) on investments and foreign currency transactions	6,383,939	(3,898,612)
Net change in unrealized appreciation on investments and foreign currency translations	4,099,719	9,467,890
Net increase in net assets resulting from operations	10,424,232	5,642,539

Distributions to Shareholders from Earnings:
Institutional Class	(37,447)	—
Total distributions to shareholders	(37,447)	—

Capital Transactions:
Institutional Class
Proceeds from shares sold	8,777	11,274
Reinvestment of distributions	37,346	—
Cost of shares redeemed	(25,017,319)	(796,100)
Net decrease in net assets resulting from capital transactions	(24,971,196)	(784,826)
Total Increase (Decrease) in Net Assets	(14,584,411)	4,857,713

Net Assets
Beginning of year	50,026,147	45,168,434
End of year	$35,441,736	$50,026,147

Share Transactions
Shares sold	697	1,052
Shares issued in reinvestment of distributions	3,117	—
Shares redeemed	(1,808,013)	(77,658)
Net decrease in shares outstanding	(1,804,199)	(76,606)

The accompanying notes are an integral part of these financial statements.

EntrepreneurShares Series Trust

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	ERShares US Small Cap
	For the	For the
	Year Ended	Year Ended
	June 30, 2024	June 30, 2023
Increase (Decrease) in Net Assets from:
Operations:
Net investment loss	$(147,665)	$(165,559)
Net realized gain (loss) on investments and foreign currency transactions	683,938	(436,013)
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(4,719,746)	15,590,805
Net increase (decrease) in net assets resulting from operations	(4,183,473)	14,989,233

Capital Transactions:
Institutional Class
Proceeds from shares sold	604,762	144,058
Cost of shares redeemed	(53,842,858)	(957,609)
Net decrease in net assets resulting from capital transactions	(53,238,096)	(813,551)
Total Increase (Decrease) in Net Assets	(57,421,569)	14,175,682

Net Assets
Beginning of year	94,079,301	79,903,619
End of year	$36,657,732	$94,079,301

Share Transactions
Shares sold	89,469	24,923
Shares redeemed	(8,596,111)	(159,925)
Net decrease in shares outstanding	(8,506,642)	(135,002)

The accompanying notes are an integral part of these financial statements.

ERShares Global Entrepreneurs

FINANCIAL HIGHLIGHTS – Institutional Class

(For a share outstanding during each year)

	For the	For the	For the	For the		For the
	Year Ended	Year Ended	Year Ended	Year Ended		Year Ended
	June 30,	June 30,	June 30,	June 30,		June 30,
	2024	2023	2022	2021		2020
Selected Per Share Data:
Net asset value, beginning of year	$11.49	$10.19	$21.82	$16.82		$15.78
Investment operations:
Net investment income (loss)(a)	(0.01)	0.02	(0.10)	(0.14)		(0.08)
Net realized and unrealized gain (loss)	2.42	1.28	(7.22)	7.32		1.61
Total from investment operations	2.41	1.30	(7.32)	7.18		1.53
Less distributions to shareholders from:
Net investment income	(0.01)	—	(0.15)	—		—
Net realized gains	—	—	(4.16)	(2.18)		(0.49)
Total distributions	(0.01)	—	(4.31)	(2.18)		(0.49)
Paid in capital from redemption fees(a)	—	—	—	—	(b)	— (b)
Net asset value, end of year	$13.89	$11.49	$10.19	$21.82		$16.82
Total Return(c)	20.97%	12.76%	(39.05)%	42.63%		9.80%
Ratios and Supplemental Data:
Net assets, end of year (000 omitted)	$35,442	$50,026	$45,168	$121,627		$51,234
Ratio of expenses to average net assets:
Before fees waived/recouped	1.15%	1.17%	1.37%	1.44%		1.49%
After fees waived/recouped	0.98%	0.98%	1.29%	1.44%		1.49%
Ratio of net investment income (loss) to average net assets:
Before fees waived/recouped	(0.28)%	(0.03)%	(0.70)%	(0.67)%		(0.51)%
After fees waived/recouped	(0.11)%	0.16%	(0.63)%	(0.67)%		(0.51)%
Portfolio turnover rate	208%	94%	265%	477	% (d)	61%

(a)	Based on average shares outstanding during the period.

(b)	Rounds to less than $0.005 per share.

(c)	Total returns would have been lower/higher had certain expenses not been waived/recovered by the advisor (see Note 3). Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

(d)	The Fund has experienced an unusual interest rate environment combined with volatile markets resulting from inflationary concerns. These two factors posed potential adverse effects to the Fund. Thus, the portfolio manager engaged in temporary defensive positions as well as positioned the Fund to take the best advantage of the environment it was facing. These two actions, combined with a reversion of the defensive positions, resulted in an increased turnover for the Fund.

The accompanying notes are an integral part of these financial statements.

ERShares US Small Cap

FINANCIAL HIGHLIGHTS – Institutional Class

(For a share outstanding during each year)

	For the	For the	For the	For the		For the
	Year Ended	Year Ended	Year Ended	Year Ended		Year Ended
	June 30,	June 30,	June 30,	June 30,		June 30,
	2024	2023	2022	2021		2020
Selected Per Share Data:
Net asset value, beginning of year	$6.49	$5.46	$15.03	$12.01		$12.71
Investment operations:
Net investment income (loss)(a)	(0.01)	(0.01)	0.02	(0.06)		(0.01)
Net realized and unrealized gain (loss)	(0.36)	1.04	(3.66)	5.35		0.11
Total from investment operations	(0.37)	1.03	(3.64)	5.29		0.10
Less distributions to shareholders from:
Net investment income	—	—	(0.16)	—		(0.01)
Net realized gains	—	—	(5.77)	(2.27)		(0.79)
Total distributions	—	—	(5.93)	(2.27)		(0.80)
Paid in capital from redemption fees(a)	—	—	—	—	(b)	—	(b)
Net asset value, end of year	$6.12	$6.49	$5.46	$15.03		$12.01
Total Return(c)	(5.70)%	18.86%	(35.35)%	42.19%		0.86%
Ratios and Supplemental Data:
Net assets, end of year (000 omitted)	$36,658	$94,079	$79,904	$153,628		$163,828
Ratio of expenses to average net assets:
Before fees waived/recouped	0.96%	0.95%	0.88%	0.87%		0.90%
After fees waived/recouped	0.85%	0.85%	0.85%	0.85%		0.85%
Ratio of net investment income (loss) to average net assets:
Before fees waived/recouped	(0.31)%	(0.29)%	0.13%	(0.43)%		(0.10)%
After fees waived/recouped	(0.20)%	(0.19)%	0.16%	(0.41)%		(0.05)%
Portfolio turnover rate	230%	63%	175%	439	% (d)	139	% (d)(e)

(a)	Based on average shares outstanding during the period.

(b)	Rounds to less than $0.005 per share.

(c)	Total returns would have been lower/higher had certain expenses not been waived/recovered by the advisor (see Note 3). Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

(d)	The Fund has experienced an unusual interest rate environment combined with volatile markets resulting from inflationary concerns. These two factors posed potential adverse effects to the Fund. Thus, the portfolio manager engaged in temporary defensive positions as well as positioned the Fund to take the best advantage of the environment it was facing. These two actions, combined with a reversion of the defensive positions, resulted in an increased turnover for the Fund.

(e)	Given the abnormal market circumstances resulting from the COVID-19 situation, the Fund had taken a temporary defensive position. As the market started to recover, the fund has been reversing its temporary defensive position. This temporary implementation and reversion of the defensive position increased the fund’s turnover.

The accompanying notes are an integral part of these financial statements.

EntrepreneurShares Series Trust

NOTES TO FINANCIAL STATEMENTS
June 30, 2024

1.	ORGANIZATION

EntrepreneurShares™ Series Trust, a Delaware statutory trust (the “Trust”), was formed on July 1, 2010, and has authorized capital of unlimited shares of beneficial interest. The Trust is comprised of three funds. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and is authorized to issue multiple series and classes of shares. ERShares Global Entrepreneurs (the “Global Fund”, formerly known as EntrepreneurShares Global Fund) and ERShares US Small Cap (the “US Small Cap Fund”, formerly known as Entrepreneur US Small Cap Fund (each separately a “Fund”, or collectively, “the Funds”) are each classified as a “diversified” series, as defined in the 1940 Act. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 – Investment Companies including Accounting Standards Update (“ASU”) 2013-08. The Global Fund commenced operations on November 11, 2010. The US Small Cap Fund commenced operations on December 17, 2013.

The investment objective of the Global Fund is long-term capital appreciation. The Global Fund seeks to achieve its objective by investing mainly in equity securities of global companies with market capitalizations that are above $300 million at the time of initial purchase and possess entrepreneurial characteristics, as determined by EntrepreneurShares, LLC, (the “Sub Advisor”), the Global Fund’s Sub-Advisor, and Seaport Global Advisors, LLC formerly known as Weston Capital Advisors, LLC, the Global Fund’s investment advisor (the “Global Advisors”). Dr. Joel M. Shulman has been the Global Fund’s portfolio manager since November 11, 2010 and Managing Director of the Advisor and President of the Sub-Advisor.

The investment objective of the US Small Cap Fund is long-term capital appreciation. The US Small Cap Fund seeks to achieve its objective by investing at least 80% of its net assets (plus any borrowing for investment purposes) in equity securities of U.S. companies with market capitalization that are below that of the largest member of the Russell 2000 Index at the time of initial purchase and possess entrepreneurial characteristics, as determined by Capital Impact Advisors, LLC (the “Advisor”, collectively with the Global Advisor, the “Advisors”), the US Small Cap Fund’s investment advisor. Dr. Joel M. Shulman has been the US Small Cap Fund’s portfolio manager since December 17, 2013 and Chief Executive Officer of the Advisor.

The Global Fund has registered three classes of shares: Class A shares, Retail Class shares and Institutional Class shares. The US Small Cap Fund has registered two classes of shares: Institutional Class shares and Retail Class shares. Each share represents an equal proportionate interest in the assets and liabilities belonging to the applicable class and is entitled to such dividends and distributions out of income belonging to the applicable class as are declared by the EntrepreneurShares Series Trust Board of Trustees (the “Board”). On matters that affect the Fund as a whole, each class has the same voting and other rights and preferences as any other class. On matters that affect only one class, only shareholders of that class may vote. Each class votes separately on matters affecting only that class, or on matters expressly required to be voted on separately by state or federal law. Shares of each class of a series have the same voting and other rights and preferences as the other classes and series of the Trust for matters that affect the Trust as a whole. Currently, only Institutional Class shares of each of the Global Fund and US Small Cap Fund are being offered.

EntrepreneurShares Series Trust

NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2024

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Regulatory Update

Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds (“ETFs”) – Effective January 24, 2023, the Securities and Exchange Commission (the “SEC”) adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The compliance date for the rule and form amendments is July 24, 2024.

Investment Valuation

The following is a summary of the Funds’ pricing procedures. It is intended to be a general discussion and may not necessarily reflect all pricing procedures followed by the Funds.

In determining the net asset value (“NAV”) of the Funds’ shares, securities that are listed on a national securities exchange (other than the National Association of Securities Dealers’ Automatic Quotation System (“Nasdaq”)) are valued at the last sale price on the day the valuation is made. Securities that are traded on Nasdaq under one of its three listing tiers, Nasdaq Global Select Market, Nasdaq Global Market and Nasdaq Capital Market, are valued at the Nasdaq Official Closing Price. Price information on listed securities is taken from the exchange where the security is primarily traded. Securities which are listed on an exchange but which are not traded on the valuation date are valued at the most recent bid price.

Unlisted securities held by the Funds are valued at the average of the quoted bid and ask prices in the over-the-counter market. Securities and other assets for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures established by and under the general supervision and responsibility of the Board. Investments in registered open-end investment companies other than exchange- traded funds are valued at the reported NAV.

Short-term investments with 61 days or more to maturity at time of purchase are valued at fair market value through the 61st day prior to maturity, based on quotations received from market makers or other appropriate sources; thereafter, they are generally valued at amortized cost. There is no definitive set of circumstances under which the Funds may elect to use fair value procedures to value a security. Types of securities that the Funds may hold for which fair value pricing might be required include, but are not limited to: (a) illiquid securities, including restricted securities and private placements for which there is no public market; (b) options not traded on a securities exchange; (c) securities of an issuer that has entered into a restructuring; (d) securities whose trading has been halted or suspended, as permitted by the SEC; (e) foreign securities, if an event or development has occurred subsequent to the close of the foreign market and prior to the close of regular trading on the New York Stock Exchange that would materially affect the value of the security; and (f) fixed income securities that have gone into default and for which there is not a current market value quotation.

Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations. There can be no assurance that the Funds could obtain the fair value price assigned to a security upon sale. Securities that are not listed on an exchange are valued by the Funds’ Advisors, under the supervision of the Board. There is no single standard for determining the fair value of a security. Rather, in determining the fair value of a security, the Advisors and the Board take into account the relevant factors and surrounding circumstances, which may

EntrepreneurShares Series Trust

NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2024

include: (1) the nature and pricing history (if any) of the security; (2) whether any dealer quotations for the security are available; (3) possible valuation methodologies that could be used to determine the fair value of the security; (4) the recommendation of the portfolio manager of the Funds with respect to the valuation of the security; (5) whether the same or similar securities are held by other funds managed by the Advisors or other funds and the method used to price the security in those funds; (6) the extent to which the fair value to be determined for the security will result from the use of data or formulae produced by third parties independent of the Advisors; and (7) the liquidity or illiquidity of the market for the security.

Fair Value Measurement

The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the year and expanded disclosure of valuation levels for major security types. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

Level 1:	Unadjusted quoted prices in active markets for identical assets that the Funds have the ability to access at the measurement date;

Level 2:	Observable inputs other than quoted prices included in Level 1 that are observable for the asset either directly or indirectly. These inputs may include quoted prices for identical instruments on inactive markets, quoted prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates, and similar data;

Level 3:	Significant unobservable inputs for the asset to the extent that relevant observable inputs are not available, representing the Funds’ own assumptions that a market participant would use in valuing the asset, and would be based on the best information available.

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Funds. The Funds consider observable data to be that market data, which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Funds’ perceived risk of that instrument.

Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities and real estate investment trusts, and certain money market securities. Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. Investments classified within

EntrepreneurShares Series Trust

NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2024

Level 3 have significant unobservable inputs, as they trade infrequently or not at all. During the fiscal year ended June 30, 2024, the Funds did not hold any instrument which used significant unobservable inputs (Level 3) in determining fair value. The tables below are a summary of the inputs used to value the Funds’ investments as of June 30, 2024.

		Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Global Fund*
Common Stocks	$33,775,980	$—	$—	$33,775,980
Money Market Funds	1,670,864	—	—	1,670,864
Total	$35,446,844	$—	$—	$35,446,844

US Small Cap Fund*
Common Stocks	35,531,032	—	—	35,531,032
Money Market Funds	2,350,959	—	—	2,350,959
Total	$37,881,991	$—	$—	$37,881,991

*	For further information regarding security characteristics, please see the Schedules of Investments.

The Funds did not hold any investments during or at the end of the reporting period in which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

Use of Estimates and Indemnifications

The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in these financial statements. Actual results could differ from those estimates.

In the normal course of business, the Trust, on behalf of the Funds, enters into contracts that contain a variety of representations which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown; however, the Trust has not had claims or losses pursuant to these contracts and the Trust expects any risk of loss to be remote.

Federal Income Taxes

The Funds intend to continue to qualify as “regulated investment companies” under Sub- chapter M of the Internal Revenue Code of 1986, as amended. If so qualified, the Funds will not be subject to federal income tax to the extent they distribute substantially all of their net investment income and net realized gains to shareholders.

The Funds have reviewed all open tax years and major jurisdictions and concluded that the Funds did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority for the fiscal year ended June 30, 2024. The Funds would recognize interest and penalties, if any, related to uncertain tax benefits in the Statements of Operations. During the fiscal year ended June 30, 2024, the Funds did not incur any interest or penalties. Tax returns filed within the prior three years remain subject to examination by federal and state tax authorities.

EntrepreneurShares Series Trust

NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2024

Distribution to Shareholders

The Funds intend to continue to distribute to their shareholders any net investment income and any net realized long or short-term capital gains, if any, at least annually. Distributions are recorded on the ex-dividend date. The Funds may periodically make reclassifications among certain of their capital accounts as a result of the characterization of certain income and realized gains determined annually in accordance with federal tax regulations that may differ from U.S. GAAP.

Allocation of Expenses

Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds by or under the direction of the Board in such a manner as the Board determine to be fair and equitable.

Foreign Currency Transactions

The Funds’ books and records are maintained in U.S. dollars. Foreign currency denominated transactions (i.e., fair value of investment securities, assets and liabilities, purchases and sales of investment securities and income and expenses) are translated into U.S. dollars at the current rate of exchange on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Funds do not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such fluctuations are included in net realized and unrealized gain or (loss) on investments in the Statements of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest and foreign taxes withheld, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains (losses) arise from the changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

Investment Transactions and Investment Income

Throughout the reporting period, security transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, security transactions are accounted for on trade date on the last business day of the reporting period. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income, less any foreign tax withheld, is recognized on the ex-dividend date and interest income is recognized on an accrual basis, including amortization/accretion of premiums or discounts.

Securities Lending

Each Fund may lend portfolio securities constituting up to 33-1/3% of its total assets (as permitted by the 1940 Act) to unaffiliated broker-dealers, banks or other recognized institutional borrowers of securities, provided that the borrower at all times maintains cash, U.S. government securities or equivalent collateral or provides an irrevocable letter of credit in favor of the Fund equal in value to at least 102% of the value of loaned domestic securities and 105% of the value of loaned foreign securities on a daily basis. During the time portfolio securities are on loan, the borrower pays the lending Fund an amount equivalent to any dividends or interest paid on such securities, and such Fund may receive an agreed-upon amount of interest income from the borrower who delivered equivalent collateral or provided a letter of credit. Loans are subject to termination at the option of a Fund or the borrower. A Fund may pay reasonable administrative and custodial fees in connection with a loan of portfolio securities and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. A Fund does not have the right to vote securities on loan but could terminate the loan and regain the right to vote if that were considered important with respect to the investment.

EntrepreneurShares Series Trust

NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2024

The primary risk in securities lending is a default by the borrower during a sharp rise in price of the borrowed security resulting in a deficiency in the collateral posted by the borrower. The Funds will seek to minimize this risk by requiring that the value of the securities loaned be computed each day and additional collateral be furnished each day if required.

Disclosures about Offsetting Assets and Liabilities

The Funds are required to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The guidance requires retrospective application for all comparative periods presented. Management has evaluated the impact on the financial statement disclosures and determined that there is no effect. As there are no master netting arrangements relating to the Funds’ participation in securities lending, and all amounts related to securities lending are presented gross on the Funds’ Statements of Assets and Liabilities, no additional disclosures have been made on behalf of the Funds. Please refer to the Securities Lending Note for additional disclosures related to securities lending, including collateral related to securities on loan.

3.	AGREEMENTS

Global Fund’s Investment Advisory Agreement

Seaport Global Advisors, LLC, a related party of the Global Fund, oversees the performance of the Global Fund and is responsible for overseeing the management of the investment portfolio of the Global Fund. These services are provided under the terms of an investment advisory agreement between the Trust and Global Advisors, pursuant to which Global Advisors receives an annual advisory fee equal to 0.89%. Through November 1, 2024, the Advisor has agreed to waive and/or reimburse the Global Fund for its advisory fee, and to the extent necessary, bear other expenses, to limit the total annualized expenses (excluding borrowing and investment-related costs and fees, taxes, extraordinary expenses and fees and expenses of underlying funds) of the Institutional Class shares of the Global Fund to the amounts of 0.98% per annum of net assets attributable to such shares of the Global Fund.

Global Advisors shall be permitted to recover expenses it has borne subsequent to the effective date of this agreement (whether through reduction of its advisory fee or otherwise) in later periods to the extent that the Global Fund’s expenses fall below the annual rates set forth above, given that such a rate is not greater than the rate that was in place at the time of the waiver, provided, however, that the Global Fund is not obligated to pay any such reimbursed fees more than three years after the expense was incurred by Global Advisors.

Sub-advisory services are provided to the Global Fund, pursuant to a sub-advsisory agreement between Global Advisors and EntrepreneurShares, LLC. Under the terms of this sub-advisory agreement, Seaport Global Advisors, LLC, not the Global Fund, compensates the Sub-Advisor based on the Global Fund’s average net assets. Certain officers of Seaport Global Advisors, LLC are also officers of the Sub-Advisor. Dr. Shulman is a majority owner of both Global Advisors and the Sub-Advisor. For the fiscal year ended June 30, 2024, Global Advisors earned a fee of $466,336 from the Global Fund.

US Small Cap Fund Investment Advisory Agreement

Capital Impact Advisors, LLC, a related party of the US Small Cap Fund, oversees the performance of the US Small Cap Fund is responsible for overseeing the management of the investment portfolio of the US Small Cap Fund. These services are provided under the terms of investment advisory agreements between the Trust and the Advisor, pursuant to which the Advisor receives an annual advisory fee equal to 0.75% of the US Small Cap Fund’s average net assets, computed daily and paid monthly. For the fiscal year ended June 30, 2024, Capital Impact Advisors, LLC earned $543,057 from the US Small Cap Fund.

EntrepreneurShares Series Trust

NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2024

Through November 1, 2024 for the US Small Cap Fund, the Advisor has agreed to waive and/or reimburse the US Small Cap Fund for its advisory fee, and to the extent necessary, bear other expenses, to limit the total annualized expenses (excluding borrowing and investment-related costs and fees, taxes, extraordinary expenses and fees and expenses of underlying funds) of the Institutional Class shares of the US Small Cap Fund to the amounts of 0.85% per annum of net assets attributable to such shares of the US Small Cap Fund. The Advisor shall be permitted to recover expenses it has borne subsequent to the effective date of this agreement (whether through reduction of its advisory fee or otherwise) in later periods to the extent that the US Small Cap Fund Fund’s expenses fall below the annual rates set forth above, given that such a rate is not greater than the rate that was in place at the time of the waiver, provided, however, that the US Small Cap Fund is not obligated to pay any such reimbursed fees more than three years after the expense was incurred by Advisor.

Each waiver/expense payment by the Advisor is subject to recoupment by the Advisor from the applicable Fund in the three years following the date the particular waiver/ expense payment occurred, but only if such recoupment can be achieved without exceeding the annual expense limitation in effect at the time of the waiver/expense payment and any expense limitation in effect at the time of the recoupment. The amounts subject to repayment by the Funds, pursuant to the aforementioned conditions are as follows:

	Global	US Small
Recoverable Through	Fund	Cap Fund
June 30, 2025	$67,805	$33,211
June 30, 2026	86,600	85,280
June 30, 2027	86,186	75,525

4.	INCOME TAXES

The Funds plan to distribute substantially all of the net investment income and net realized gains that they have realized on the sale of securities. These income and gains distributions will generally be paid once each year, on or before December 31. The character of distributions made during the year for financial reporting purposes may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense or gain items for financial reporting and tax reporting purposes.

The tax character of distributions paid for the fiscal years ended June 30, 2024 and June 30, 2023 were as follows:

	Global Fund
	2024	2023
Distributions paid from:
Ordinary income(a)	$37,447	$—
Total distributions paid	$37,447	$—

(a)	Short-term capital gain distributions are treated as ordinary income for tax purposes.

EntrepreneurShares Series Trust

NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2024

The Funds designate as long-term capital gain dividends, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits for the Funds related to net capital gains to zero for the tax year ended June 30, 2024.

Additionally, U.S. GAAP requires that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share.

At June 30, 2024, the net unrealized appreciation (depreciation) and tax cost of investments for tax purposes were as follows:

		US Small
	Global Fund	Cap Fund
Gross unrealized appreciation	$6,460,303	$1,880,205
Gross unrealized depreciation	(1,306,870)	(1,885,385)
Net unrealized appreciation (depreciation) on investments	5,153,433	(5,180)
Tax cost of investments	$30,293,411	$37,887,171

The table above may differ from the financial statements due to timing differences related to the deferral of losses primarily due to wash sales.

At June 30, 2024, the components of accumulated earnings (deficit) on a tax basis were as follows:

		US Small
	Global Fund	Cap Fund
Undistributed ordinary income	$251,693	$—
Accumulated capital and other losses	(22,678,510)	(16,219,027)
Unrealized appreciation (depreciation) on investments	5,152,985	(5,180)
Total accumulated earnings	$(17,273,832)	$(16,224,207)

As of June 30, 2024, the Global Fund had short-term and long-term capital loss carryforwards available to offset future gains, not subject to expiration, in the amount of $16,716,693 and $5,961,816, respectively, and the US Small Cap Fund had short-term and long-term carryforwards available to offset future gains, not subject to expiration, in the amount of $7,377,307 and $8,841,720, respectively. During the fiscal year ended June 30, 2024, the Global Fund utilized $4,523,450 of available short-term capital loss carryforwards.

As of June 30, 2024, the following reclassifications relating primarily to net operating losses, has been made to increase (decrease) such accounts with offsetting adjustments as indicated:

		Accumulated
	Paid-In	Earnings
	Capital	(Deficit)
US Small Cap Fund	$(3,730)	$3,730

5.	RELATED PARTIES

At June 30, 2024, certain officers of the Trust were also employees of the Advisors. However, these officers were not compensated directly by the Funds. Refer to Note 1 for more information.

EntrepreneurShares Series Trust

NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2024

6.	BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a)(9) of the 1940 Act. As of June 30, 2024, for the benefit of its shareholders, MAC & Co., an affiliate of Global Fund, held 93.14% of the total Global Fund shares outstanding. As of June 30, 2024, for the benefit of its shareholders, MAC & Co., an affiliate of the US Small Cap Fund, held 66.60% of the total US Small Cap Fund shares outstanding.

7.	INVESTMENT TRANSACTIONS

For the fiscal year ended June 30, 2024, purchases and sales of investment securities, other than short-term investments, were as follows:

	Purchases	Sales
Global Fund	$101,558,972	$125,302,564
US Small Cap Fund	156,519,814	207,833,831

There were no purchases or sales of long-term U.S. government obligations during the fiscal year ended June 30, 2024.

8.	REDEMPTION FEES

Each Fund imposes a redemption fee equal to 2% of the dollar value of the shares redeemed within five business days of the date of purchase. The redemption fee does not apply to shares purchased through reinvested distributions (dividends and capital gains) or through the automatic investment plan, shares held in retirement plans (if the plans request a waiver of the fee), or shares redeemed through designated systematic withdrawal plans.

9.	SECTOR RISK

If a Fund has significant investments in the securities of issuers within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss in the Fund and increase the volatility of the Fund’s NAV per share. For instance, economic or market factors, regulatory changes or other developments may negatively impact all companies in a particular sector, and therefore the value of a Fund’s portfolio will be adversely affected. As of June 30, 2024, the Global Fund had 35.65% of the value of its net assets invested in stocks within the Technology sector and the US Small Cap Fund had 33.61% and 24.05% of its net assets invested in stocks within the Technology and Health Care sectors, respectively.

10.	FOREIGN INVESTMENT RISK

The Global Fund generally invests a significant portion of its total assets in securities principally traded in markets outside the U.S. The foreign markets in which the Global Fund invests in are sometimes open on days when the New York Stock Exchange (“NYSE”) is not open and the Global Fund does not calculate its NAV, and sometimes are not open on days when the NYSE is open and the Global Fund does calculate its NAV. Even on days on which both the foreign market and the NYSE are open, several hours may pass between the time when trading in the foreign market closes and the time at which the Global Fund calculates its NAV. That is generally the case for markets in Europe, Asia, Australia and other far eastern markets; the regular closing time of foreign markets in North and South America is generally the same as the closing time of the NYSE and the time at which the Global Fund calculate its NAV.

EntrepreneurShares Series Trust

NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2024

Foreign stocks, as an asset class, may underperform U.S. stocks, and foreign stocks may be more volatile than U.S. stocks. Risks relating to investment in foreign securities (including, but not limited to, depositary receipts and participation certificates) include: currency exchange rate fluctuation; less available public information about the issuers of securities; less stringent regulatory standards; lack of uniform accounting, auditing and financial reporting standards; and country risk including less liquidity, high inflation rates, unfavorable economic practices and political instability. The risks of foreign investments are typically greater in emerging and less developed markets.

11.	SUBSEQUENT EVENTS EVALUATION

Management of the Funds has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date at which these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosure.

EntrepreneurShares Series Trust

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of ERShares Global Entrepreneurs and ERShares US Small Cap
and Board of Trustees of EntrepreneurShares Series Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of ERShares Global Entrepreneurs and ERShares US Small Cap (the “Funds”), each a series of EntrepreneurShares Series Trust, as of June 30, 2024, the related statements of operations for the year then ended, and the statements of changes in net assets and the financial highlights for each of the two years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of June 30, 2024, the results of their operations for the year then ended, and the changes in net assets and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

The Funds’ financial highlights for the years ended June 30, 2022, and prior, were audited by other auditors whose report dated August 29, 2022, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2024, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2023.

COHEN & COMPANY, LTD.
Philadelphia, Pennsylvania
August 29, 2024

EntrepreneurShares Series Trust

ADDITIONAL FEDERAL INCOME TAX INFORMATION (Unaudited)

The Form 1099-DIV you receive in January 2025 will show the tax status of all distributions paid to your account in calendar year 2024. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified dividend income for individuals and the dividends received deduction for corporations.

Qualified Dividend Income. The Global Fund designates 100% or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for a reduced tax rate.

Qualified Business Income. The Global Fund designates approximately 0% of its ordinary income dividends, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified business income.

Dividends Received Deduction. Corporate shareholders are generally entitled to take the dividends received deduction on the portion of the Fund’s dividend distribution that qualifies under tax law. For the Fund’s calendar year 2024 ordinary income dividends, 96% qualifies for the corporate dividends received deduction.

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ERShares Global Entrepreneurs Investment Sub-Advisor
EntrepreneurShares, LLC
175 Federal Street, Suite 875
Boston, MA 02110

ERShares US Small Cap Investment Advisor
Capital Impact Advisors, LLC
175 Federal Street, Suite 875
Boston, MA 02110

Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
1835 Market Street, Suite 310
Philadelphia, PA 19103

Custodian
UMB Bank, N.A.
928 Grand Boulevard, 5th Floor
Kansas City, MO 64106

Distributor
Vigilant Distributors, LLC
223 Wilmington West Chester Pike, Suite 216
Chadds Ford, PA 19317

Administrator, Accountant, Transfer Agent and Dividend Disbursing Agent
Ultimus Fund Solutions, LLC
225 Pictoria Drive,
Cincinnati, OH 45246

Counsel
Thompson Hine LLP
41 South High Street, Suite 1700
Columbus, OH 43215

This report should be accompanied or preceded by a prospectus.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not Applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not Applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)       Not applicable

(b)       Not applicable

Item 19. Exhibits.

(a)(1) Code of Ethics for Principal Executive and Senior Financial Officers.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

(a)(3) Not applicable

(a)(4) Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	EntreprenuerShares Series Trust

By (Signature and Title)	/s/ Joel M. Shulman

Dr. Joel M. Shulman, Principal Executive Officer and Principal Financial Officer

Date	9/4/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Joel M. Shulman

Dr. Joel M. Shulman, Principal Executive Officer and Principal Financial Officer

Date	9/4/2024